Business and Basis of Presentation (Liability for Future Policy Benefit-Benefits Reserve) (Details) - Benefit Reserves - USD ($) $ in Thousands	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Balance	$ 8,522,254
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance after transition, at current discount rate	14,299,073
Reinsurance recoverable	13,728,627
Balance after transition, net of reinsurance recoverable	570,446
As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 8,486,563
Changes in cash flow assumptions and other activity
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	35,691
Cumulative changes in discount rate assumptions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	5,776,819
Term Life
Liability for Future Policy Benefit, Activity [Line Items]
Balance	6,674,231
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance after transition, at current discount rate	9,106,241
Reinsurance recoverable	8,536,200
Balance after transition, net of reinsurance recoverable	570,041
Term Life | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		6,674,490
Term Life | Changes in cash flow assumptions and other activity
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(259)
Term Life | Cumulative changes in discount rate assumptions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	2,432,010
Life Insurance - Taiwan
Liability for Future Policy Benefit, Activity [Line Items]
Balance	1,635,562
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance after transition, at current discount rate	4,952,553
Reinsurance recoverable	4,952,553
Balance after transition, net of reinsurance recoverable	0
Life Insurance - Taiwan | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		1,592,329
Life Insurance - Taiwan | Changes in cash flow assumptions and other activity
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	43,233
Life Insurance - Taiwan | Cumulative changes in discount rate assumptions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	3,316,991
Other
Liability for Future Policy Benefit, Activity [Line Items]
Balance	212,461
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance after transition, at current discount rate	240,279
Reinsurance recoverable	239,874
Balance after transition, net of reinsurance recoverable	405
Other | As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Balance		$ 219,744
Other | Changes in cash flow assumptions and other activity
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	(7,283)
Other | Cumulative changes in discount rate assumptions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Cash flow change	$ 27,818